Subsequent Events	6 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 23 – SUBSEQUENT EVENTS

Equity transfer agreements

On January 20, 2022, the Company and E-Home Pingtan, the wholly-owned subsidiary of the Company in China, entered into an equity transfer agreement (the “YouYou Agreement”) with YouYou Cleaning and Mr. Guoqing Wang (“Mr. Wang”), the sole shareholder of YouYou Cleaning, pursuant to which Mr. Wang agreed to transfer 60% of the equity interests in YouYou Cleaning to E-Home Pingtan, in consideration for the sum of (i) RMB4 million (approximately $0.63 million) in cash and (ii) 2,702,826 ordinary shares of the Company valued at RMB32 million (approximately $5.03 million) with a per share issuance price equal to 120% of the average of the Nasdaq closing price of the ordinary shares of the Company for twenty consecutive trading days preceding January 11, 2022, which average is $1.55, and therefore, the per share issuance price should be $1.86. The acquisition was closed.

On January 20, 2022, the Company and E-Home Pingtan entered into another equity transfer agreement (the “LianBao Agreement”) with LianBao Appliance Service and its nine shareholders (the “Sellers”), pursuant to which the Sellers will transfer 40% of the equity interests in LianBao Appliance Service to E-Home Pingtan, in exchange for a total of 5,823,363 ordinary shares of the Company, as determined by the quotient of dividing the purchase price of RMB63.2 million (approximately $9.93 million) by a per share issuance price equal to 110% of the average of the Nasdaq closing price of the ordinary shares of Party C (Nasdaq: EJH) for twenty consecutive trading days preceding January 11, 2022, which average is $1.55, and therefore, the per share issuance price should be $1.705. The acquisition was closed.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2021 to the date these financial statements were issued, and has determined that, it does not have any material subsequent events to disclose in these financial statements.